Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Long-term Debt - Principal payments
June 30, 2014	$ 17,246
June 30, 2015	23,713
June 30, 2016	35,715
June 30, 2017	76,720
June 30, 2018	3,940
June 30, 2019 and thereafter	41,179
Total	$ 198,513